Employee Benefits and Private Pension Plan (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits and private pension plan
Post-employment benefits

The amounts related to such benefits are based on a valuation conducted by an independent actuary and reviewed by Management as of December 31, 2022.

	12/31/2022	12/31/2021
Health and dental care plan (1)	164,428	159,867
Indemnification of FGTS	36,357	38,617
Seniority bonus	2,156	5,570
Life insurance (1)	12,615	11,665
Total	215,556	215,719
Current	21,809	21,082
Non-current	193,747	194,637

(1)     Applicable  to IPP, Tropical and Iconic.

Changes in provision for post-employment benefits

Changes in the present value of the post-employment benefit obligation occurred as follows:

	12/31/2022	12/31/2021
Opening balance	215,719	284,724
Expense for the year of continuing operations	20,944	15,585
Expense (revenue) for the year of discontinued operations	494	2,951
Actuarial (gains) losses from changes in actuarial assumptions	(2,589)	(58,954)
Benefits paid directly by the Company and its subsidiaries	(19,012)	(18,400)
Exchange rates from post-employment benefits of foreign subsidiaries	-	217
Reclassification to liabilities held for sale (i)	-	(10,404)
Closing balance	215,556	215,719

Post-employment benefit expense

The total expense for each year is presented below:

	2022	2021	2020
Health and dental care plan	14,660	15,265	11,127
Indemnification of FGTS	4,766	4,409	6,199
Seniority bonus	563	(4,886)	(6,821)
Life insurance	955	797	1,117
Total	20,944	15,585	11,622

Significant actuarial assumptions adopted

The main actuarial assumptions used are:

Economic factors	12/31/2022	12/31/2021
	% p.a.	% p.a.
Discount rate for the actuarial obligation at present value	9.97	8.93
Average projected salary growth rate	6.98	7.07
Inflation rate (long term)	3.50	3.25
Growth rate of medical services	7.64	7.38

Sensitivity analysis
Assumption	Change in assumptions	Decrease in liability	Change in assumptions	Increase in liability
Discount rate	increase by 1.0 p.p.	19,688	decrease by 1.0 p.p.	24,252
Wage growth rate	decrease by 1.0 p.p.	266	increase by 1.0 p.p.	477
Medical services growth rate	decrease by 1.0 p.p.	17,824	increase by 1.0 p.p.	21,847